ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts receivable and allowance for doubtful accounts
Accounts receivable	$ 60,982	378,365	318,131
Less: allowance for doubtful accounts	(9,489)	(58,871)	(11,894)
Accounts receivable, net	51,493	319,494	306,237
Analysis of the allowance for doubtful accounts
Balance, beginning of year	1,918	11,894	25,545
Additions for the current year	8,740	54,227	23,804
Deductions for the current year - Recovery	(1,169)	(7,250)	(103)
Deductions for the current year - Written off			(37,352)
Balance, end of year	$ 9,489	58,871	11,894